Financial Assets At Fair Value Through Other Comprehensive Income - Summary Of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade and bill receivable		¥ 582,354	¥ 1,047,690
Total financial assets at fair value through other comprehensive income		5,000	5,000
At fair value [member]
Disclosure of financial assets [line items]
Trade and bill receivable	[1]	0	25,000
- Amounts due from related parties (note 22)		582,354	1,047,690
- Others		582,354	1,072,690
Total financial assets at fair value through other comprehensive income		5,000	5,000
Equity investments		¥ 587,354	¥ 1,077,690

[1]	As at 31 December 2021 and 2022, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.